Earnings Per Share - Schedule of Basic and Diluted Net Income (loss) Per Common Share (Details) - USD ($) $ / shares in Units, $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Numerator:
Net loss	$ (755,453)	$ (214,449)
Net loss per share:
Basic and diluted	$ (1.22)	$ (0.79)
Denominator:
Weighted average common shares outstanding—basic and diluted	620,816,420	270,940,197
Class A Ordinary Shares
Numerator:
Net loss	$ (354,415)	$ (9,041)
Net loss per share:
Basic and diluted	$ (1.22)	$ (0.79)
Denominator:
Weighted average common shares outstanding—basic and diluted	291,251,127	11,423,175
Class B Ordinary Shares
Numerator:
Net loss	$ (401,038)	$ (205,408)
Net loss per share:
Basic and diluted	$ (1.22)	$ (0.79)
Denominator:
Weighted average common shares outstanding—basic and diluted	329,565,292	259,517,022